SCHEDULE OF STATUTORY RATES FOR OUR DOMESTIC AND FOREIGN OPERATION (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Effective Income Tax Rate	21.00%	21.00%	21.00%	21.00%
UNITED STATES
Effective Income Tax Rate	21.00%	21.00%
KOREA, REPUBLIC OF
Effective Income Tax Rate	21.00%	22.00%